TERM DEPOSIT	12 Months Ended
Jun. 30, 2026
Term Deposit
TERM DEPOSIT

5.	TERM DEPOSIT

As of June 30, 2026, the Company has JPY140,263 thousand term deposit, with annual interest rates ranging from 0.325% to 1.000% and maturity dates ranging from February 5, 2027 to February 20, 2028. As of June 30, 2025, the Company holds JPY1,800 thousand term deposit which accrues interest at 0.125% per annum and matures on January 21, 2026.